Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended						1 Months Ended	3 Months Ended
	Mar. 30, 2012	Dec. 31, 2011	Nov. 30, 2012	Nov. 27, 2012	Mar. 13, 2012	Sep. 30, 2010	Nov. 30, 2012 Eagle Ford System [Member]	Nov. 02, 2012 Eagle Ford System [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Dec. 31, 2011 Eagle Ford System [Member]	Dec. 31, 2010 Eagle Ford System [Member]	Dec. 05, 2012 Eagle Ford System [Member]	Mar. 28, 2013 Subsequent Event [Member]	Feb. 22, 2013 Subsequent Event [Member]	Mar. 28, 2013 Subsequent Event [Member] Eagle Ford System [Member]	Mar. 31, 2013 Subsequent Event [Member] Eagle Ford System [Member]	Mar. 28, 2013 Subsequent Event [Member] DCP Midstream, LLC [Member]	Jan. 28, 2013 Subsequent Event [Member] DCP Midstream, LLC [Member]
Subsequent Event [Line Items]
Investments in unconsolidated affiliates		$ 108						$ 43		$ 1					$ 87
Fixed price commodity derivative hedge maturity period															3 years
Aggregate consideration for acquisition								438				107			626
Senior notes															490
Senior notes interest rate percentage	4.95%		2.50%	2.50%	4.95%	3.25%							3.875%	2.50%
Remaining consideration financed through issuance of common units, value								88							125
Issuance of common units	1,000,417						1,912,663	1,912,663							2,789,739
LLC and the amount paid cash on hand															11
Acquired interest over carrying value		36													23
Reimbursement for DCP Midstream, LLC															50
Ownership interest acquired							33.33%	33.33%	46.67%	80.00%		33.33%			46.67%	46.67%	46.67%
Ownership interest percentage							33.33%		33.33%						33.33%
Ownership interest percentage in subsidiary									80.00%	80.00%	80.00%				80.00%	80.00%
Direct commodity price hedge maturity period															27 months
Net working capital and other adjustments													$ 23
Distribution of dividend																		$ 0.69